Revenues - Schedule of Revenues Per Product Category (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Revenues
Number of operating segments | segment	1
Total revenue	$ 57,775	$ 56,314	$ 43,633
Consumables
Revenues
Total revenue	9,506	7,795	5,487
Support services
Revenues
Total revenue	5,453	4,590	3,217
Sales of systems
Revenues
Total revenue	$ 42,816	$ 43,929	$ 34,929